INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE	The provision for income tax expense consisted of the following:
Six Months ended June 30,
	2023	2024	2024
	SGD	SGD	USD

Current income tax	-	-	-
Deferred income tax	-	-	-

Income tax expense	-	-	-

SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income (loss) before income tax expense for the six months ended June 30, 2023 and 2024 are as follows:

	Six Months ended June 30,
	2023	2024	2024
	SGD	SGD	USD

Income (loss) before income taxes	98,877	(614,637)	(452,438)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	16,809	(104,488)	(76,914)
Income not subject to taxes	(1,973)	(3,146)	(2,316)
Expenses not subject to tax deduction	119,560	167,753	123,484
Temporary difference not subject to taxes	(5,888)	(7,622)	(5,611)
Utilization of deferred tax asset previously not recognized	(106,523)	(52,497)	(38,643)
Utilization of tax losses previously not recognized	(21,985)	-	-
Income tax expense	-	-	-